Restructuring Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Restructuring Liabilities

(14) Restructuring Liabilities

November 2005 Restructuring Program

On November 7, 2005, the Company announced a restructuring program (“November 2005 Plan”), which included redesigning the Company’s organizational structure, the closure of a number of manufacturing and other facilities, outsourcing the majority of information technology support worldwide, outsourcing certain financial services in Western Europe and a workforce reduction of approximately 15%. As of December 31, 2010, the Company has terminated 2,823 employees in the execution of this plan. Our November 2005 Plan activity is expected to continue through fiscal 2011, with the associated reserves expected to be substantially paid out through our restricted cash balance.

The activities associated with the November 2005 Plan for each of the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008 were as follows:

	Employee- Related	Other	Total
Liability balances as of December 28, 2007	$44,068	$2,158	$46,226
Liability recorded as restructuring expense [1]	57,484	(193)	57,291
Cash paid [2]	(42,817)	(630)	(43,447)

Liability balances as of December 31, 2008	58,735	1,335	60,070
Liability recorded as restructuring expense	32,663	251	32,914
Cash paid [2]	(44,499)	(117)	(44,616)

Liability balances as of December 31, 2009	46,899	1,469	48,368
Net adjustments to restructuring liability	(2,209)	(68)	(2,277)
Cash paid [2]	(22,766)	(220)	(22,986)

Liability balances as of December 31, 2010	$21,924	$1,181	$23,105

[1]	Liability recorded as restructuring expense includes certain reclassification between Employee-Related and Other not affecting the total.

[2]	Cash paid includes the effects of foreign exchange and certain reclassifications between Employee-Related and Other not affecting the total.

In connection with the November 2005 Plan, the Company recorded long-lived asset impairment charges of $4,947, $802 and $6,347 in the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively. The impairment charges are included in selling, general and administrative costs. Any additional impairment charges related to this plan are not anticipated to be significant.

Total plan-to-date expenses, net, associated with the November 2005 Plan, by reporting segment, are summarized as follows:

		Fiscal Year Ended
	Total Plan To-Date	December 31, 2010	December 31, 2009	December 31, 2008
Europe	$149,034	$(851)	$25,740	$32,196
Americas	41,132	(871)	(750)	13,459
Greater Asia Pacific	18,750	101	5,226	10,388
Other	25,473	(656)	2,698	1,248

	$234,389	$(2,277)	$32,914	$57,291

In December 2009 and December 2008, the Company transferred $27,404 and $49,463 of cash, respectively, to irrevocable trusts for the settlement of certain obligations associated with the November 2005 Restructuring Plan. The Company expects to utilize the majority of the remaining balance of these funds, $20,407 at December 31, 2010, classified as restricted cash in its consolidated balance sheet, by the end of fiscal 2011.

8. Restructuring Liabilities

November 2005 Restructuring Program

On November 7, 2005, the Company announced a restructuring program (“November 2005 Plan”), which included redesigning the Company’s organizational structure, the closure of a number of manufacturing and other facilities, outsourcing the majority of information technology support worldwide, outsourcing certain financial services in Western Europe and a workforce reduction of approximately 15%. As of September 30, 2011, the Company has terminated 2,901 employees in the execution of this plan. Our November 2005 Plan activity is expected to continue through fiscal 2011, with the associated reserves expected to be substantially paid out through cash that has been transferred to irrevocable trusts established for the settlement of these obligations. These trusts have a balance of $ 6,259 as of September 30, 2011 and are classified as restricted cash in the Company’s consolidated balance sheet.

The activities associated with the November 2005 Plan for the three and nine months ended September 30, 2011 were as follows:

	Employee- Related	Other	Total
Liability balances as of December 31, 2010	$21,924	$1,181	$23,105
Net adjustments to restructuring liability	(224)	—	(224)
Cash paid [1]	(3,564)	34	(3,530)

Liability balances as of April 1, 2011	$18,136	$1,215	$19,351
Net adjustments to restructuring liability	(946)	21	(925)
Cash paid [1]	(4,159)	(18)	(4,177)

Liability balances as of July 1, 2011	$13,031	$1,218	$14,249
Net adjustments to restructuring liability	(231)	(4)	(235)
Cash paid [1]	(4,050)	(39)	(4,089)

Liability balances as of September 30, 2011	$8,750	$1,175	$9,925

[1]	Cash paid includes the effects of foreign exchange.

The Company did not incur any long-lived asset impairment charges for the three and nine month periods ended September 30, 2011. In connection with the November 2005 Plan, the Company recorded long-lived asset impairment charges of $283 and $802 for the three and nine months ended October 1, 2010 respectively. The impairment charges are included in selling, general and administrative costs.

Total plan-to-date expense, net, associated with the November 2005 Plan, by reporting segment, is summarized as follows:

	Total Plan	Three Months Ended		Nine Months Ended
	To-Date	September 30, 2011	October 1, 2010	September 30, 2011	October 1, 2010
Europe	$142,283	$902	$576	$(646)	$(1,001)
Americas	41,193	(320)	80	60	(537)
APAT	9,488	(4)	19	72	(25)
Japan	15,331	(64)	(218)	(107)	27
Other	24,712	(748)	(284)	(762)	(811)

	$233,007	$(234)	$173	$(1,383)	$(2,347)